TAXES - Components of income tax expense/(benefit) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
TAXES
Current income taxes	$ (211,402)	$ 15,622	$ 4,464
Deferred income taxes	(408,579)	203,544	189,838
Total	$ (619,981)	$ 219,166	$ 194,302